Footprints Discover Value Fund
FUND SUMMARY
Investment Objective:
Total return from capital appreciation and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Footprints Discover Value Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Footprints Discover Value Fund Class A Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.29%
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	3.59%
Fee Waiver	(1.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.00%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.95% of the Fund's daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Footprints Discover Value Fund | Class A Shares | USD ($)	766	1,473	2,200	4,109

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in common stock and fixed income securities of domestic issuers using the adviser’s “Absolute Value” strategy. This strategy relies upon both fundamental and technical analysis to select securities the adviser believes are undervalued and mispriced by the markets.

The adviser uses qualitative and quantitative elements of fundamental analysis to identify securities currently discounted by the market such as those selling below the replacement cost of assets they represent. To determine if a company, in total, is being undervalued, the adviser’s research team derives an estimate of the company’s Absolute Value from key components, including management’s competency, experience, culture, and ownership as well as earnings potential, free cash flow, current debt load, asset replacement cost and sector fundamentals. Once fundamentally-screened discounted securities are identified, the adviser assesses the risk and rewards of securities of the company at various levels of the capital structure (secured debt, debentures, preferred stock, common stock). However, preferred stock is not expected to be a large part of the Fund’s investment portfolio. After identifying the appropriate investment vehicle within the capital structure, the adviser uses technical analysis, such as a trend-following or a momentum-based price forecast, to identify what it believes is the optimal purchase price.

The Fund invests without restriction as to issuer capitalization, or the credit quality rating and maturity of fixed income securities. With respect to the fixed income portion of the Fund’s portfolio, the adviser invests primarily in lower quality rated corporate debt commonly known as “junk bonds” and mortgage-backed securities (“MBS”), including collateralized mortgage obligations (“CMOs”). Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The adviser selects CMOs and MBS using the Absolute Value strategy, but with a focus on loan quality, expected losses and structural protections, such as payment priority in the CMO or MBS structure. The adviser may rely upon third party forecasts of these factors to supplement its own analysis. The Fund may also employ leverage through bank borrowing of up to 10% of the Fund’s assets (defined as net assets plus borrowing for investment purposes), when the adviser believes asset returns will exceed borrowing costs.

The adviser seeks capital appreciation from common and preferred stocks and fixed income securities as well as income from dividends or interest to generate total return. The Fund’s adviser does not have a set asset allocation target between equity and fixed income securities. The adviser sells a security once a price target is reached, when more attractive investments are available or to optimally re-allocate Fund assets consistent with the adviser’s Absolute Value strategy.

The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issue than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’ credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a decline in the value of the bond investments held by the Fund. As a result, for the person, interest rate risk may be heightened

• Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Leveraging Risk: The use of leverage through borrowing money to purchase additional securities will magnify the Fund’s gains or losses. The Fund will incur interest expenses on borrowed money.

• Management Risk: The adviser’s reliance on its value strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

• MBS and CMO Risk: MBS and CMOs are subject to credit risk because underlying loan borrowers may default. Borrower default rates may be significantly higher than estimated. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity at faster or slower rates than expected.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. Because the Fund may invest a high percentage of its assets in its largest holdings, the Fund’s performance may be affected disproportionately by the performance of relatively few stocks. In addition, the volatility of the Fund may be greater that the overall volatility of the market.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Value Investing Risk: Value investing has time and price risks. When a position is purchased at a deeply discounted price, it may take a considerable amount of time for the company to turn around its fundamentals centered on a specific catalyst. Price risk is realized when a position is purchased at a price level that was thought to be at a low but the company experienced, for any given reason, further price decline.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.footprintsfund.com or by calling 1-855-445-9339.

Class A Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3/31/2016	13.07%
Worst Quarter:	9/30/2015	(17.41)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Footprints Discover Value Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	7.48%	(9.54%)	Dec. 31, 2012
Class A Shares | Return after taxes on distributions		7.34%	(10.35%)
Class A Shares | Return after taxes on distributions and sale of Fund shares		4.29%	(7.25%)
S&P Composite 1500 Pure Value Index (reflects no deduction for fees, expenses or taxes)		29.52%	15.85%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.